EARNINGS PER SHARE - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [abstract]
Net income (loss) attributable to equity shareholders of the Company	$ (337)	$ (6)	$ (780)	$ 293
Weighted average shares outstanding, basic (in shares)	543	500	537	500
Weighted average shares outstanding, diluted (in shares)	553	512	551	500
Total basic EPS attributable to equity shareholders (in USD per share)	$ 0.62	$ 0.01	$ 1.45	$ (0.59)
Total basic diluted earnings per share attributable to equity shareholders (in USD per share)	$ 0.61	$ 0.01	$ 1.42	$ (0.59)